Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income	$ 16,220	$ 12,042
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	10,637	9,262
Stock-based compensation	1,386	741
Accretion of discount on Series B Debentures	77	84
Capital gain from sale of property and equipment		(129)
Net changes in operating assets and liabilities
Trade receivables, net and unbilled receivables	(11,554)	712
Other operating assets	3,286	(356)
Deferred tax assets, net	(1,146)	(1,435)
Trade payables	(275)	190
Other operating liabilities	(2,187)	152
Deferred revenues	4,008	4,760
Accrued severance pay, net	68	34
Net cash provided by operating activities	20,520	26,057
Cash flows from investing activities:
Purchase of property and equipment	(945)	(1,720)
Proceeds from sale of property and equipment		821
Net cash paid for acquisitions	(22,483)
Proceeds from restricted deposit used for completed acquisition	22,890
Investment in deposit	(379)	(1,119)
Capitalized software development costs	(2,688)	(2,962)
Net cash used in investing activities	(3,605)	(4,980)
Cash flows from financing activities:
Proceeds from employee stock options exercised	2,334	78
Distribution of dividend	(6,632)
Repayment of loan	(20,000)	(4)
Repayment of Series B Debentures	(9,898)	(9,898)
Issuance of Series B Debentures, net of issuance expenses	60,155
Receipt of short-term loan	20,000
Payments of contingent consideration	(538)	(120)
Dividend to non-controlling interest		(66)
Net cash provided by (used in) financing activities	45,421	(10,010)
Effect of exchange rate changes on cash and cash equivalents	(653)	1,587
Increase in cash, and cash equivalents	61,683	12,654
Cash, cash equivalents at beginning of period	66,295	64,628
Cash and cash equivalents at end of period	127,978	77,282
Supplemental cash flow activities:
Right-of-use assets obtained in the exchange for operating lease liabilities	1,861	22,089
Unpaid withholding taxes in respect of dividend	417
Property and equipment purchase incurred but unpaid at period end	$ 403	$ 1,006